FINANCIAL INSTRUMENTS (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)
Amortized cost
Trade receivables - net		$ 64,600	$ 14,704
Deposit and other receivables		98,260	38,888
Amount due to a director	$ 412	3,204	3,407
Categories Of Financial Instruments [Member]
Amortized cost
Trade receivables - net		64,600	14,704
Deposit and other receivables		2,476	638
Bank balance – client accounts		965	54,503
Bank balances and cash		7,360	6,084
Financial assets		75,401	75,929
Trade payables		1,858	55,829
Other payables		2,090	1,756
Amount due to a director		3,204	3,407
Loan from a former related company			150
Financial liabilities		$ 7,152	$ 61,142